Income tax expense/(credit) - Deferred tax liability assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ (243,449)	$ (79,702)
Deferred tax liabilities	3,185,440	659,498
Deferred tax liability (asset)	$ 2,941,991	$ 579,796	$ (1,951,154)	$ 0